LEASES (Tables)	12 Months Ended
Jan. 31, 2022
Leases [Abstract]
Schedule of active leases and total lease term under contract [Table Text Block]
Entity Name/Lessee	Asset	Useful life (years)	Type
Swell Companies, LTD	Land/Building	5	Operating lease
Silver State Cultivation LLC	Land/Building	12	Operating lease
Silver State Relief LLC (Sparks)	Land/Building	12	Operating lease
Silver State Relief LLC (Fernley)	Land/Building	12	Operating lease
Megawood Enterprises Inc.	Land/Building	5	Operating lease
Phantom Distribution, LLC	Land/Building	5	Operating lease
63353 Bend, LLC	Land/Building	5	Operating lease
20727-4 Bend, LLC	Land/Building	5	Operating lease
4964 BFH, LLC	Land/Building	5	Operating lease

Schedule of weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term [Table Text Block]
	January 31, 2022	January 31, 2021
Weighted average discount rate	10%	10%
Weighted average remaining lease term (years)	10.46	11.32

Schedule of maturity of the contractual undiscounted lease liabilities [Table Text Block]
Year ending January,	$
2023	1,239,090
2024	1,276,263
2025	1,314,551
2026	1,353,987
2027	1,394,607
Thereafter	9,148,938
Total undiscounted lease liabilities	15,727,436
Interest on lease liabilities	(6,448,313)
Total present value of minimum lease payments	9,279,123
Current portion of lease liability	325,698
Lease liability	8,953,425